Derivatives and Hedging - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 derivative
Derivative [Line Items]
Derivative gains (losses) included in accumulated other comprehensive income expected to be reclassified within twelve months	$ (1,900,000)
3.0% Note Receivable due October 2020
Derivative [Line Items]
Loans to related parties		$ 3,000,000.0
German Private Placement (Schuldschein) | Private Placement Bond
Derivative [Line Items]
Face amount of debt instrument				$ 331,100,000
German Private Placement (Schuldschein) | Private Placement Bond | Designated as Hedging Instrument
Derivative [Line Items]
Face amount of debt instrument | €			€ 255,000,000.0
Unrealized gain (loss) recorded in equity	(400,000)	(5,900,000)
Accrued Liabilities
Derivative [Line Items]
Derivative liability fair value	(1,400,000)	(1,000,000.0)
Prepaid Expenses and Other Current Assets
Derivative [Line Items]
Derivative asset fair value	2,700,000	25,400,000
Interest Rate Swap
Derivative [Line Items]
Number of derivative instruments | derivative						5
Interest Rate Swap | Derivative Contracts 2015
Derivative [Line Items]
Derivative asset notional amount					$ 180,000,000.0
Interest Rate Swap | Derivative Contracts 2015 | Prepaid Expenses and Other Current Assets
Derivative [Line Items]
Interest receivable	1,500,000	1,400,000
Interest Rate Swap | Derivative Contracts 2014 | Prepaid Expenses and Other Current Assets
Derivative [Line Items]
Interest receivable		100,000
Interest Rate Swap | Derivative Contracts 2014 | Accrued and Other Current Liabilities
Derivative [Line Items]
Interest receivable	100,000
Foreign Exchange Contracts | Undesignated Derivative Instruments
Derivative [Line Items]
Notional amount	$ 701,400,000	$ 792,700,000